TRANSACTIONS WITH AFFILIATES AND OTHER RELATED PARTIES Transactions with Affiliates and Other Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The following table presents amounts included in our consolidated statement of operations related to the marketing of natural gas on behalf of PDCM and our affiliated partnerships and amounts included in our consolidated balance sheet related to the derivative instruments we entered into on behalf of our affiliated partnerships:

	As of/Year Ended December 31,
	2012	2011	2010
	(in thousands)

PDCM:
Sales from natural gas marketing	$11,105	$9,735	$4,298
Cost of natural gas marketing	10,888	9,544	4,214
Affiliated Partnerships:
Sales from natural gas marketing	535	1,276	651
Cost of natural gas marketing	524	1,251	638
Receivable from affiliates	2,140	6,163	14,616
Payable to affiliates	4,707	14,152	20,342

We provide certain well operating and administrative services for PDCM. Amounts billed to PDCM for these services were $12.1 million, $10.4 million and $11.1 million in 2012, 2011 and 2010, respectively. Our statements of operations include only our proportionate share of these billings. The following table presents the statement of operations line item in which our proportionate share is recorded and the amount for each of the periods presented.

	Year Ended December 31,
Statement of Operations Line Item	2012	2011	2010
	(in thousands)

Production Costs	$3,945	$3,441	$3,862
Exploration Expense	492	430	883
General and Administrative Expense	1,630	1,543	1,899